Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Capital and Reserves [Abstract]
Schedule of Share Capital
	2024			2023			2022
	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD
Issued and fully paid:
Shares
As at the beginning of year	33,300,000	5,000,000	3,564,150	30,588,830	5,000,000	1,228,037	23,792,943	5,000,000	1,015,587
Issuance of class A shares in connection with IPO	1,125,000	-	4,500,000	800,000	-	1,600,000	6,795,887	-	212,450
Issuance of class A shares to employees （2023 Share incentive plan）	2,400,000	-	-
Issuance of class A shares to individual consultants	900,000	-	-
Issuance of class A shares to certain employees (employee stock compensation plan)	205,250
Conversion of a convertible loan	-	-	-	1,911,170	-	736,113	-	-	-
Share Repurchase	(1,832,700)
Offering costs	-	-	(2,783,744)	-	-	-	-	-	-
As at end of year	36,097,550	5,000,000	5,280,406	33,300,000	5,000,000	3,564,150	30,588,830	5,000,000	1,228,037